CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 32,195	$ 9,044	$ 40,520	$ 13,520
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	3,820	1,956	4,576	2,662
Loss on disposal of property and equipment			0	108
Stock-based compensation	9,461	315	825	407
Deferred income taxes	(454)		(11,189)
Non-cash interest		72	80	47
Change in fair value of preferred stock warrant liability	3,361	1,443	2,154	483
Changes in operating assets and liabilities:
Accounts receivable	(36,629)	(21,778)	(23,205)	(5,956)
Inventory	4,656	(15)	(12,921)	1,146
Prepaid expenses and other current assets	(1,026)	1,513	1,144	(2,087)
Deferred product costs	1,994	(540)	(2,580)	(222)
Other assets	(109)		(78)	21
Accounts payable	22,929	8,346	11,942	1,734
Accrued liabilities	2,826	2,585	6,713	188
Deferred revenue	(672)	(1,153)	4,073	1,346
Other long-term liabilities	568		396
Net cash provided by operating activities	42,920	1,788	22,450	13,397
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(8,033)	(4,811)	(12,110)	(6,466)
Deposits	(23)		(6)	(12)
Net cash used in investing activities	(8,056)	(4,811)	(12,116)	(6,478)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of long-term debt		(2,155)	(2,155)	(786)
Repayment of working capital line of credit				(5,269)
Payment of capital lease obligation	(34)	(16)	(63)
Deferred financing costs			(4)	(35)
Proceeds from initial public offering, net of underwriting discounts and commissions	97,757
Payment of initial public offering costs	(1,471)		(1,825)
Proceeds from the exercise of common stock options	283	93	200	70
Net cash provided by (used in) financing activities	96,535	(2,078)	(3,847)	(6,020)
Effect of exchange rates on cash		(3)	(5)	(6)
Net increase (decrease) in cash and cash equivalents	131,399	(5,104)	6,482	893
Cash and cash equivalents-Beginning of period	27,610	21,128	21,128	20,235
Cash and cash equivalents-End of period	159,009	16,024	27,610	21,128
Supplemental cash flow disclosures:
Cash paid for income taxes	2,819	2,419	7,311	4,702
Cash paid for interest		53	54	375
Supplemental disclosure of non-cash investing and financing activities:
Capital expenditures incurred but not yet paid	1,474	1,017	844	495
IPO costs incurred but not yet paid			215
Initial public offering costs incurred but not yet paid	528	121
Property and equipment acquired under capital lease		96	96
Accretion of redemption value on redeemable convertible preferred stock	1,628	2,119	4,273	4,275
Accretion of redeemable convertible preferred stock issuance costs	94	$ 40	$ 80	$ 98
Conversion of redeemable convertible preferred stock into common stock	72,502
Reclassification to additional paid-in capital of fair value of preferred stock warrant liability upon conversion to common stock warrants	$ 6,615